RESTRUCTURING CHARGES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Cumulative Charges Incurred Related to Shutdown

	Three Months Ended
	March 31,
(Dollars in millions)	2015	Cumulative Incurred
Property and equipment	$—	$89
Severance and benefit costs	—	27
Write-off of spare parts and inventory	—	14
Write-off of purchase obligations and commitments	6	8
Other miscellaneous costs	3	6
Total restructuring costs	$9	$144

The following table details the charges incurred related primarily to the mill closure in 2012 as included in Restructuring charges in our accompanying consolidated statements of operations:

	Year Ended December 31,
(Dollars in thousands)	2013	2012	Cumulative Incurred
Property and equipment	$—	$66,521	$66,521
Severance and benefit costs	688	19,373	20,061
Write-off of spare parts and inventory	—	6,934	6,934
Trademark impairment	—	3,693	3,693
Purchase obligations and commitments	(594)	2,420	1,826
Other miscellaneous costs	1,284	3,463	4,747
Total restructuring charges	$1,378	$102,404	$103,782
The following table details the charges incurred related primarily to the Bucksport mill closure in 2014 as included in Restructuring charges on our accompanying consolidated statements of operations:

(Dollars in thousands)	Year Ended December 31, 2014	Cumulative Incurred
Property and equipment	$88,728	$88,728
Severance and benefit costs	26,812	26,812
Write-off of spare parts, inventory and other assets	13,876	13,876
Write-off of purchase obligations and commitments	1,531	1,531
Other miscellaneous costs	3,539	3,539
Total restructuring charges	$134,486	$134,486

Schedule of Changes in Shutdown Liability
The following details the changes in our restructuring reserve liabilities related to the Bucksport shutdown during the three months ended March 31, 2015, which are included in Accrued liabilities on our condensed consolidated balance sheets:

Three Months Ended
March 31,
(Dollars in millions)	2015
Beginning balance of reserve	$24
Severance and benefit payments	(21)
Purchase obligations	6
Payments on purchase obligations	(7)
Severance and benefit reserve adjustments	—
Ending balance of reserve	$2
The following details the changes in our restructuring reserve liabilities related to the NewPage acquisition during the three months ended March 31, 2015, which are included in Accrued liabilities on our condensed consolidated balance sheets:

Three Months Ended
March 31,
(Dollars in millions)	2015
Beginning balance of reserve	$—
Severance and benefit costs	13
Severance and benefit payments	(2)
Ending balance of reserve	$11

The following details the changes in our associated restructuring reserve liabilities during the years ended December 31, 2014 and 2013, which are included in Accrued liabilities on our consolidated balance sheets:

	Year Ended December 31,
(Dollars in thousands)	2014	2013
Beginning balance of reserve	$—	$5,098
Severance and benefit costs	25,768	196
Severance and benefit payments	(3,118)	(3,678)
Purchase obligations	1,531	—
Payments on purchase obligations	—	(561)
Severance and benefit reserve adjustments	—	(461)
Purchase obligation reserve adjustments	—	(594)
Ending balance of reserve	$24,181	$—